Note 10 - Accrued expenses and other payables: Schedule of accrued expenses and other payables (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of accrued expenses and other payables

	As of December 31, 2025	As of December 31, 2024

Accrued expenses (i)	$321,084	$279,394
Accrued payroll	1,349,637	1,032,493
Estimated warranty liabilities (ii)	71,944	40,396
Intercourse funds payable (iii)	168,601	97,722
Total accrued expenses and other payables	$1,911,266	$1,450,005